John Hancock
Premium Dividend Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 69.2% (44.5% of Total investments)		$461,521,234
(Cost $350,522,913)
Communication services 3.0%		20,271,950
Diversified telecommunication services 3.0%
AT&T, Inc. (A)	485,000	9,879,450
Verizon Communications, Inc. (A)(B)	250,000	10,392,500
Consumer staples 1.4%		9,590,080
Tobacco 1.4%
Philip Morris International, Inc.	92,000	9,590,080
Energy 13.7%		91,163,844
Oil, gas and consumable fuels 13.7%
BP PLC, ADR	705,950	25,576,569
Enbridge, Inc.	281,200	11,520,764
Kinder Morgan, Inc. (A)	539,001	9,863,718
ONEOK, Inc.	210,000	14,380,800
The Williams Companies, Inc. (A)(B)	925,000	29,821,993
Financials 4.3%		28,692,800
Banks 2.4%
PacWest Bancorp	255,000	7,053,300
Umpqua Holdings Corp.	505,000	9,191,000
Capital markets 1.9%
Ares Management Corp., Class A (A)	150,000	12,448,500
Utilities 46.8%		311,802,560
Electric utilities 25.4%
Alliant Energy Corp. (A)(B)	299,000	16,154,970
American Electric Power Company, Inc. (A)(B)	110,000	10,335,600
Constellation Energy Corp. (A)(B)	118,333	10,100,905
Duke Energy Corp. (A)(B)	220,000	22,539,000
Entergy Corp. (A)(B)	60,000	6,496,800
Eversource Energy (A)	169,033	13,916,487
Exelon Corp. (A)	160,000	6,750,400
FirstEnergy Corp. (A)(B)	435,000	17,813,250
OGE Energy Corp. (A)(B)	530,000	20,839,600
Pinnacle West Capital Corp.	50,000	3,727,500
PPL Corp. (A)(B)	660,000	19,536,000
The Southern Company (A)(B)	135,000	9,136,800
Xcel Energy, Inc.	170,000	11,690,900
Gas utilities 3.7%
Spire, Inc. (A)(B)	200,000	14,444,000
UGI Corp.	265,000	10,554,950
Multi-utilities 17.7%
Algonquin Power & Utilities Corp.	267,750	7,242,638
Black Hills Corp. (A)(B)	200,000	14,476,000
CenterPoint Energy, Inc. (A)(B)	380,181	11,451,052
Dominion Energy, Inc. (A)(B)	268,800	17,106,432
DTE Energy Company	105,000	12,218,850
National Grid PLC, ADR	164,166	10,468,866
NiSource, Inc. (A)(B)	670,000	18,592,500
Public Service Enterprise Group, Inc.	235,000	14,553,550

Sempra Energy	72,697	11,655,510
2	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value

Preferred securities (C) 37.8% (24.3% of Total investments)		$251,660,906
(Cost $269,169,373)
Communication services 0.9%		5,911,200
Media 0.9%
Paramount Global, 5.750%	180,000	5,911,200
Consumer discretionary 0.8%		4,999,500
Internet and direct marketing retail 0.8%
QVC, Inc., 6.250% (A)	330,000	4,999,500
Energy 0.8%		5,254,200
Oil, gas and consumable fuels 0.8%
Enbridge, Inc., 6.375% (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (A)	210,000	5,254,200
Financials 15.2%		101,540,841
Banks 6.8%
Bank of America Corp., 7.250%	6,000	7,465,200
Citigroup, Inc., 7.125% (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (A)	240,650	6,122,136
First Republic Bank, 4.000% (A)	280,000	5,118,400
Fulton Financial Corp., 5.125% (A)	197,400	4,175,010
Synovus Financial Corp., 6.300% (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (A)	188,000	4,681,200
Wells Fargo & Company, 7.500%	14,000	17,611,860
Capital markets 4.6%
Brookfield Finance, Inc., 4.625%	170,000	3,236,800
Morgan Stanley, 6.375% (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (A)	249,227	6,370,242
Morgan Stanley, 6.500% (A)	374,000	9,738,960
Morgan Stanley, 7.125% (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (A)	430,025	10,939,836
State Street Corp., 5.900% (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	637,000
Insurance 3.8%
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	211,825	5,446,021
Athene Holding, Ltd., Series A, 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	284,213	7,238,905
Brighthouse Financial, Inc., 6.600%	125,485	3,263,865
Lincoln National Corp., 9.000% (A)	330,275	9,495,406
Health care 1.4%		9,316,600
Health care equipment and supplies 1.4%
Becton, Dickinson and Company, 6.000%	185,000	9,316,600
Real estate 1.0%		6,373,674
Equity real estate investment trusts 1.0%
Diversified Healthcare Trust, 5.625% (A)	484,690	6,373,674
Utilities 17.7%		118,264,891
Electric utilities 8.4%
Duke Energy Corp., 5.750% (A)	179,700	4,632,666
NextEra Energy Capital Holdings, Inc., 5.650% (A)	6,200	159,712
NextEra Energy, Inc., 6.219%	277,350	13,282,292
NextEra Energy, Inc., 6.926%	114,550	5,492,673
NSTAR Electric Company, 4.250% (A)	13,347	1,071,097
NSTAR Electric Company, 4.780% (A)	100,000	8,575,000
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
PG&E Corp., 5.500%	40,000	$5,650,400
SCE Trust II, 5.100% (A)	566,770	11,890,835
SCE Trust VI, 5.000% (A)	205,730	4,275,069
Union Electric Company, 3.700% (A)	12,262	872,319
Gas utilities 1.3%
Spire, Inc., 5.900% (A)	183,775	4,548,431
Spire, Inc., 7.500%	77,057	3,983,847
Independent power and renewable electricity producers 2.2%
The AES Corp., 6.875%	150,000	14,976,000
Multi-utilities 5.8%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	300,000	6,960,000
Integrys Holding, Inc., 6.000% (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (A)	352,044	8,607,476
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (A)	250,000	6,382,500
NiSource, Inc., 7.750%	149,635	15,793,974
Sempra Energy, 5.750% (A)	45,000	1,110,600

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 43.1% (27.8% of Total investments)				$287,521,494
(Cost $307,782,079)
Communication services 1.6%				10,687,758
Media 1.6%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62	12,250,000	10,687,758
Consumer discretionary 2.2%				15,148,945
Automobiles 2.2%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (D)	5.700	09-30-30	9,250,000	8,556,250
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (D)	6.500	09-30-28	7,046,000	6,592,695
Energy 2.6%				17,270,124
Oil, gas and consumable fuels 2.6%
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	10,000,000	9,516,828
Enbridge, Inc. (7.375% to 10-15-27, then 5 Year CMT + 3.708%)	7.375	01-15-83	7,740,000	7,753,296
Financials 31.4%				209,088,205
Banks 22.8%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (A)(D)	5.875	03-15-28	7,000,000	6,702,500
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(D)	6.125	04-27-27	15,500,000	15,515,500
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (D)	7.375	08-19-25	14,400,000	14,487,264
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (D)	6.000	07-06-23	18,000,000	17,268,714
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (D)	6.375	04-06-24	2,500,000	2,394,750
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (D)	6.450	10-01-27	7,000,000	7,067,520
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (D)	5.625	07-01-25	6,250,000	6,127,099
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (A)(D)	6.500	03-23-28	5,000,000	4,840,250
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (A)(B)(D)	5.625	07-15-30	6,500,000	6,384,306
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (D)	5.700	04-15-23	3,000,000	2,923,270
4	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(D)	6.750	02-01-24	7,334,000	$7,407,927
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24	9,750,000	9,677,753
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (D)	3.500	09-01-26	9,600,000	8,064,000
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (D)	4.100	02-15-31	9,230,000	6,853,275
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (D)	4.700	11-15-31	11,935,000	9,130,275
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (A)(D)	3.400	09-15-26	4,900,000	4,177,250
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (A)(D)	6.000	05-15-27	11,285,000	11,227,447
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (A)(D)	6.200	09-15-27	7,680,000	7,682,304
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (A)(D)(E)	8.118	05-01-23	2,185,000	2,190,461
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (D)	5.900	06-15-24	2,000,000	1,957,500
Capital markets 2.9%
The Bank of New York Mellon Corp. (3.750% to 12-20-26, then 5 Year CMT + 2.630%) (A)(D)	3.750	12-20-26	4,500,000	3,909,600
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (D)	4.000	06-01-26	6,000,000	5,528,400
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (A)(B)(D)	5.000	06-01-27	4,389,000	4,235,385
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (D)	5.375	06-01-25	5,300,000	5,258,660
Consumer finance 2.1%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (D)	3.550	09-15-26	9,500,000	8,405,598
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (D)	6.125	06-23-25	5,500,000	5,452,426
Insurance 3.6%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (D)	6.000	06-01-25	7,000,000	6,982,500
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (D)(F)	6.500	11-13-26	10,000,000	7,663,000
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (D)(F)	7.000	05-13-25	11,549,000	9,573,271
Utilities 5.3%				35,326,462
Electric utilities 3.0%
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (D)	5.000	12-15-26	4,650,000	4,134,269
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (D)	5.375	03-15-26	8,000,000	7,473,446
NextEra Energy Capital Holdings, Inc. (3 month LIBOR + 2.125%) (E)	6.894	06-15-67	10,000,000	8,599,997
Multi-utilities 2.3%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (D)	6.125	09-01-23	9,000,000	8,853,750

Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (D)	4.350	01-15-27	7,000,000	6,265,000
Capital preferred securities (G) 1.2% (0.7% of Total investments)				$7,688,986
(Cost $9,141,705)
Financials 1.2%				7,688,986
Insurance 1.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (F)	7.875	12-15-37	6,990,000	7,688,986

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.2% (2.7% of Total investments)				$27,741,257
(Cost $27,829,698)
U.S. Government 2.1%				14,150,459
U.S. Treasury Bill (A)	3.375	08-10-23	14,500,000	14,150,459

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	5

	Yield (%)	Shares	Value
Short-term funds 2.1%			13,590,798

John Hancock Collateral Trust (H)	4.3787(I)	1,359,379	13,590,798

Total investments (Cost $964,445,768) 155.5%	$1,036,133,877
Other assets and liabilities, net (55.5%)	(369,845,142)
Total net assets 100.0%	$666,288,735

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-23 was $493,979,563. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $230,871,409.
(B)	All or a portion of this security is on loan as of 1-31-23, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(I)	The rate shown is the annualized seven-day yield as of 1-31-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 1-31-23:
United States	88.0%
Canada	5.0%
United Kingdom	4.9%
France	1.4%
Other countries	0.7%
TOTAL	100.0%
6	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$461,521,234	$461,521,234	—	—
Preferred securities
Communication services	5,911,200	5,911,200	—	—
Consumer discretionary	4,999,500	4,999,500	—	—
Energy	5,254,200	5,254,200	—	—
Financials	101,540,841	101,540,841	—	—
Health care	9,316,600	9,316,600	—	—
Real estate	6,373,674	6,373,674	—	—
Utilities	118,264,891	96,226,249	$22,038,642	—
Corporate bonds	287,521,494	—	287,521,494	—
Capital preferred securities	7,688,986	—	7,688,986	—
Short-term investments	27,741,257	13,590,798	14,150,459	—
Total investments in securities	$1,036,133,877	$704,734,296	$331,399,581	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,359,379	$21,901,844	$35,199,878	$(43,520,796)	$5,364	$4,508	$183,817	—	$13,590,798
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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